SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Jun. 27, 2020	Jun. 29, 2019
MM Enterprises USA, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Delaware
Purpose	Operating Entity
Ownership	100.00%	100.00%
MM CAN USA [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership		100.00%
Convergence Management Services, Ltd. [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	Canada
Purpose	Public Relations Entity
Ownership	100.00%	0.00%
MM CAN USA [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Location	California
Purpose	Manager of MM Enterprises USA, LLC
Ownership	100.00%